Condensed Consolidated Statements Of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]	Dec. 31, 2008 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Revenues, net	$ 13,067	$ 11,018	$ 17,710	$ 39,852	$ 31,183	$ 41,946	$ 11,082	$ 48,477
Cost of sales	11,013	9,457	16,111	33,547	26,763	35,886	13,016	46,549
GROSS MARGIN	2,054	1,561	1,599	6,305	4,420	6,060	(1,934)	1,928
Selling, administrative and other expenses	1,077	934	4,336	3,517	2,770	3,797	1,599	3,991
Research and development expenses, net	445	377	626	1,191	1,050	1,500	452	1,525
Restructuring (income) expenses, net		(13)	34	13	47	48	(230)	1,306
Gain on NSC settlement							(684)
Gain on Daimler pension contribution							(600)
Impairment of goodwill								7,507
Impairment of brand name intangible assets							844	2,857
Interest expense	282	316	470	958	940	1,276	615	1,080
Interest income	(9)	(8)	(111)	(31)	(41)	(48)	(31)	(284)
Reorganization expense, net							843
Loss on extinguishment of debt				551
INCOME (LOSS) BEFORE INCOME TAXES	259	(45)	(3,756)	106	(346)	(513)	(4,742)	(16,054)
Income tax expense (benefit)	47	39	29	148	107	139	(317)	790
NET INCOME (LOSS)	$ 212	$ (84)	$ (3,785)	$ (42)	$ (453)	$ (652)	$ (4,425)	$ (16,844)